Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Net book value of other intangible assets in the opening balance	€ 14,339	€ 14,602	€ 14,327
Acquisitions of other intangible assets	1,895	1,893	3,007
Impact of changes in the scope of consolidation	69	(13)	144
Disposals	0	(7)	(3)
Depreciation and amortization	(2,256)	(2,138)	(2,195)
Impairment losses	(10)	(55)	(183)
Translation adjustment	7	(74)	(363)
Reclassifications and other items	29	131	(132)
Reclassification to assets held for sale	0	0	0
Net book value of other intangible assets in the closing balance	€ 14,073	€ 14,339	€ 14,602